Commitments And Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Commitments And Contingencies [Abstract]
Commitments And Contingencies

4. Commitments and Contingencies

Contractual Obligations

The Company has entered into obligations under operating leases with initial non-cancelable terms in excess of one year for office space, telephone, and data services. Expenses recorded under these agreements for the three months ended September 30, 2011 and 2010 were approximately $267 and $248 respectively. Expenses for the nine months ended September 30, 2011 and 2010 were approximately $781 and $761 respectively.

Future minimum lease payments with respect to non-cancelable operating leases at September 30, 2011 are approximately as follows:

Remainder of 2011	$352
2012	1,372
2013	1,298
2014	74
2015 and thereafter	—

Total	$3,096

Letter of Credit

The Company collateralizes its leased office space through a standby letter credit in the amount of $700 held as an investment in debt securities, which is included in investments on the consolidated balance sheets at September 30, 2011 and December 31, 2010.

Contingencies

The Company is subject to various routine regulatory reviews and inspections by the SEC as well as legal proceedings arising in the ordinary course of business. The Company is not currently party to any litigation or other legal proceedings that management believes are reasonably likely to have a material adverse effect on the Company's operating results, financial condition or cash flows.

5. Commitments and Contingencies

Contractual Obligations

The Company has entered into obligations under operating leases with initial non-cancelable terms in excess of one year for office space, telephone, and data services. Expenses recorded under these agreements for the years ended December 31, 2010, 2009, and 2008 were approximately $1,015, $1,034 and $1,348, respectively.

Future minimum lease payments with respect to non-cancelable operating leases at December 31, 2010 are approximately as follows:

2011	$1,360
2012	1,263
2013	1,229
2014	76
2015 and thereafter	—

Total	$3,928

Letter of Credit

The Company collateralizes its office lease space through a standby letter credit in the amount of $700 held as an investment in debt securities, which is included in investments on the consolidated balance sheets at December 31, 2010 and 2009.

Contingencies

The Company is subject to various routine regulatory reviews and inspections by the SEC as well as legal proceedings arising in the ordinary course of business. The Company is not currently party to any litigation or other legal proceedings that management believes are reasonably likely to have a material adverse effect on the Company's operating results, financial condition or cash flows.